As filed with the Securities and Exchange Commission on May 10, 2001

                           Registration No. 333-29289

                                File No. 811-8255

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

                                                                 --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |__|
                                                                 --
      Pre-Effective Amendment No. ______                        |__|
                                                                 --
      Post-Effective Amendment No.    16                        | X|
                                                                 --
                                     and/or

                                                                 --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |__|
                                                                 --
      Amendment No.    18                                       | X|
                                                                 --
                        (Check appropriate box or boxes)


                              THE WORLD FUNDS, INC.
           ----------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
           ----------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (800)-527-9525
               --------------------------------------------------
               Registrant's Telephone Number, Including Area Code

                           Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                            2700 Two Commerce Square
                             Philadelphia, PA 19103
                   -------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Upon effectiveness of this Post-Effective Amendment. It is proposed that this filing will become effective (check appropriate box)
       --
      |   | immediately upon filing pursuant to paragraph (b)
       --
      | X | on May 23, 2001 pursuant to paragraph (b)(1)(iii)
       --
      |   | 60 days after filing pursuant to paragraph (a)(I)
       --
      |   | on (date) pursuant to paragraph (a)(I)
       --
      |   | 75 days after filing pursuant to paragraph (a)(2)
       --
      |  | on (date) pursuant to paragraph (a)(2) of Rule 485.
       --

If appropriate, check the following box:

       --
      | X_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities  Being  Registered:  shares of  Common Stock

This amendment is being filed solely to extend the effective date and does not revise the pending filing. All information provided in PEA No. 15 is herein incorporated by reference.

This Post-Effective Amendment does not amend the prospectuses and statements of additional information of the other series of the Registrant contained in the pending amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Richmond, and Commonwealth of Virginia on the 10th day of May, 2001.

                          THE WORLD FUNDS, INC.


                          By /s/ John Pasco, III
                          ------------------------
                              (Signature and Title)
                                John Pasco, III,
                         Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)            (Title)                 (Date)

/s/ John Pasco, III    Director, Chairman      May 10, 2001
John Pasco, III        Chief Executive
                                Officer and Chief
                                Financial Officer

/s/ SAMUEL BOYD, JR.*  Director                May 10, 2001
Samuel Boyd, Jr./s/ PAUL M. DICKENSON* Director                May 10,
2001Paul M. Dickinson/s/ WILLIAM E. POIST*  Director                May 10,
2001
William E. Poist

/s/ John Pasco, III
John Pasco, III

* By John Pasco, III, Attorney-in-Fact Pursuant to Powers-of-Attorney.